UMB Scout Funds
UMB Scout Stock Fund
UMB Scout Mid Cap Fund
UMB Scout Small Cap Fund
UMB Scout International Fund
UMB Scout International Discovery Fund
UMB Scout Bond Fund
UMB Scout Money Market Fund – Federal Portfolio – Investor Class Shares
UMB Scout Money Market Fund – Prime Portfolio – Investor Class Shares
UMB Scout Tax-Free Money Market Fund – Investor Class Shares
(each a “Fund” and together, the “Funds”)

Supplement dated July 1, 2009 to the Prospectus dated October 31, 2008, as supplemented, for the above-referenced Funds.

     The Board of Trustees of UMB Scout Funds (the “Trust”) has approved name changes for the Trust and the names of each of the Funds. The name changes are prompted by an internal restructuring under which UMB Financial Corporation’s asset management business will be conducted primarily through Scout Investment Advisors, Inc., which has been repositioned as a subsidiary of UMB Financial Corporation rather than of UMB Bank, n.a.

     Effective immediately, the Trust’s name is changed to “Scout Funds.” In addition, the name of each Fund is changed in accordance with the following table:

Old Name	New Name

UMB Scout Stock Fund	Scout Stock Fund
UMB Scout Mid Cap Fund	Scout Mid Cap Fund
UMB Scout Small Cap Fund	Scout Small Cap Fund
UMB Scout International Fund	Scout International Fund
UMB Scout International Discovery Fund	Scout International Discovery Fund
UMB Scout Bond Fund	Scout Bond Fund
UMB Scout Money Market Fund – Federal Portfolio	Scout Money Market Fund – Federal Portfolio
UMB Scout Money Market Fund – Prime Portfolio	Scout Money Market Fund – Prime Portfolio
UMB Scout Tax-Free Money Market Fund	Scout Tax-Free Money Market Fund

     The Trust’s website has been changed from “umbscoutfunds.com” to “scoutfunds.com.” James L. Moffett’s title at Scout Investment Advisors, Inc. has been changed from Chairman to Chief International Strategist. Furthermore, any disclosure regarding Scout Investment Advisors, Inc.’s corporate status is amended to reflect that it is now a wholly-owned subsidiary of UMB Financial Corporation and is no longer a subsidiary of UMB Bank, n.a.

This Supplement updates information contained in the Prospectus for the Funds dated October 31, 2008, as supplemented. You should keep this Supplement for future reference. Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

UMB Scout Funds
UMB Scout TrendStar Small Cap Fund (the “Fund”)

Supplement dated July 1, 2009 to the Prospectus dated May 19, 2009 for the above-referenced Fund.

     The Board of Trustees of UMB Scout Funds (the “Trust”) has approved name changes for the Trust and the Fund. The name changes are prompted by an internal restructuring under which UMB Financial Corporation’s asset management business will be conducted primarily through Scout Investment Advisors, Inc., which has been repositioned as a subsidiary of UMB Financial Corporation rather than of UMB Bank, n.a.

     Effective immediately, the Trust’s name is changed to “Scout Funds.” In addition, the name of the Fund is changed from “UMB Scout TrendStar Small Cap Fund” to “Scout TrendStar Small Cap Fund.”

     The Trust’s website has been changed from “umbscoutfunds.com” to “scoutfunds.com.” James L. Moffett’s title at Scout Investment Advisors, Inc. has been changed from Chairman to Chief International Strategist. Furthermore, any disclosure regarding Scout Investment Advisors, Inc.’s corporate status is amended to reflect that it is now a wholly-owned subsidiary of UMB Financial Corporation and is no longer a subsidiary of UMB Bank, n.a.

This Supplement updates information contained in the Prospectus for the Fund dated May 19, 2009. You should keep this Supplement for future reference. Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

UMB Scout Funds
UMB Scout Money Market Fund – Federal Portfolio – Service Class Shares
UMB Scout Money Market Fund – Prime Portfolio – Service Class Shares
UMB Scout Tax-Free Money Market Fund – Service Class Shares
(each a “Fund” and together, the “Funds”)

Supplement dated July 1, 2009 to the Prospectus dated October 31, 2008, as supplemented, for the above-referenced Funds.

     The Board of Trustees of UMB Scout Funds (the “Trust”) has approved name changes for the Trust and the names of each of the Funds. The name changes are prompted by an internal restructuring under which UMB Financial Corporation’s asset management business will be conducted primarily through Scout Investment Advisors, Inc., which has been repositioned as a subsidiary of UMB Financial Corporation rather than of UMB Bank, n.a.

     Effective immediately, the Trust’s name is changed to “Scout Funds.” In addition, the name of each Fund is changed in accordance with the following table:

Old Name	New Name

UMB Scout Money Market Fund – Federal Portfolio	Scout Money Market Fund – Federal Portfolio
UMB Scout Money Market Fund – Prime Portfolio	Scout Money Market Fund – Prime Portfolio
UMB Scout Tax-Free Money Market Fund	Scout Tax-Free Money Market Fund

     The Trust’s website has been changed from “umbscoutfunds.com” to “scoutfunds.com.” Furthermore, any disclosure regarding Scout Investment Advisors, Inc.’s corporate status is amended to reflect that it is now a wholly-owned subsidiary of UMB Financial Corporation and is no longer a subsidiary of UMB Bank, n.a.

This Supplement updates information contained in the Prospectus for the Funds dated October 31, 2008, as supplemented. You should keep this Supplement for future reference. Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

UMB Scout Funds
UMB Scout Stock Fund
UMB Scout Mid Cap Fund
UMB Scout Small Cap Fund
UMB Scout International Fund
UMB Scout International Discovery Fund
UMB Scout Bond Fund
UMB Scout Money Market Fund – Federal Portfolio
UMB Scout Money Market Fund – Prime Portfolio
UMB Scout Tax-Free Money Market Fund
(each a “Fund” and together, the “Funds”)

Supplement dated July 1, 2009 to the Statement of Additional Information (“SAI”) dated October 31, 2008 for the above-referenced Funds.

     The Board of Trustees of UMB Scout Funds (the “Trust”) has approved changing the name of the Trust and the names of each of the Funds. The name changes are prompted by an internal restructuring under which UMB Financial Corporation’s asset management business will be conducted primarily through Scout Investment Advisors, Inc. (“Scout”), which has been repositioned as a subsidiary of UMB Financial Corporation rather than of UMB Bank, n.a. Effective immediately, the Trust is changing its name to “Scout Funds.” In addition, the name of each Fund is changing in accordance with the following table:

Old Name	New Name

UMB Scout Stock Fund	Scout Stock Fund
UMB Scout Mid Cap Fund	Scout Mid Cap Fund
UMB Scout Small Cap Fund	Scout Small Cap Fund
UMB Scout International Fund	Scout International Fund
UMB Scout International Discovery Fund	Scout International Discovery Fund
UMB Scout Bond Fund	Scout Bond Fund
UMB Scout Money Market Fund – Federal Portfolio	Scout Money Market Fund – Federal Portfolio
UMB Scout Money Market Fund – Prime Portfolio	Scout Money Market Fund – Prime Portfolio
UMB Scout Tax-Free Money Market Fund	Scout Tax-Free Money Market Fund

     The Trust’s website has been changed from “umbscoutfunds.com” to “scoutfunds.com.” William B Greiner’s title at Scout has been changed from President to Chief Investment Officer. James L. Moffett’s title at Scout has been changed from Chairman to Chief International Strategist. C. Warren Green’s title at Scout has been changed from Chief Financial Officer to Treasurer. Furthermore, any disclosure regarding Scout’s corporate status is hereby amended to reflect that it is now a wholly-owned subsidiary of UMB Financial Corporation and is no longer a subsidiary of UMB Bank, n.a.

This Supplement updates information contained in the SAI for the Funds dated October 31, 2008. You should keep this Supplement for future reference. Additional copies of the SAI may be obtained free of charge by calling (800) 996-2862.

UMB Scout Funds
UMB Scout TrendStar Small Cap Fund (the “Fund”)

Supplement dated July 1, 2009 to the Statement of Additional Information (“SAI”) dated May 19, 2009 for the above-referenced Fund.

     The Board of Trustees of UMB Scout Funds (the “Trust”) has approved changing the name of the Trust and the name of the Fund. The name changes are prompted by an internal restructuring under which UMB Financial Corporation’s asset management business will be conducted primarily through Scout Investment Advisors, Inc. (“Scout”), which has been repositioned as a subsidiary of UMB Financial Corporation rather than of UMB Bank, n.a.

     Effective immediately, the Trust is changing its name to “Scout Funds.” In addition, the name of the Fund is changing from “UMB Scout TrendStar Small Cap Fund” to “Scout TrendStar Small Cap Fund.”

     The Trust’s website has been changed from “umbscoutfunds.com” to “scoutfunds.com.” William B Greiner’s title at Scout has been changed from President to Chief Investment Officer. James L. Moffett’s title at Scout has been changed from Chairman to Chief International Strategist. C. Warren Green’s title at Scout has been changed from Chief Financial Officer to Treasurer. Furthermore, any disclosure regarding Scout’s corporate status is hereby amended to reflect that it is now a wholly-owned subsidiary of UMB Financial Corporation and is no longer a subsidiary of UMB Bank, n.a.

This Supplement updates information contained in the SAI for the Fund dated May 19, 2008. You should keep this Supplement for future reference. Additional copies of the SAI may be obtained free of charge by calling (800) 996-2862.